Note 9 - Dividend payable (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 13, 2013	Sep. 12, 2014
Note 9 - Dividend payable (Details) [Line Items]
Dividends Payable	$ 682,033	$ 16,144,614	$ 98,685,000
Dividends Payable, Amount Per Share		$ 10.89		$ 66.56
Special Supplemental Dividend [Member]
Note 9 - Dividend payable (Details) [Line Items]
Dividends Payable					$ 682,033
Dividends Payable, Amount Per Share					$ 0.46